Employee benefits - Amounts recognized in the balance sheet (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net liability - beginning of period	$ (3,984)	$ (2,846)	$ (2,038)
Recognized in profit or loss	(616)	(827)	(261)
Recognized in other comprehensive income	120	64	(646)
Foreign currency translation differences	144	(375)	99
Net liability - end of period	(4,336)	(3,984)	(2,846)
Liabilities				$ (4,336)	$ (3,984)	[1]	$ (2,846)
Assets				0	0		0
NET LIABILITY	$ (3,984)	$ (2,846)	$ (2,038)	(4,336)	(3,984)		(2,846)
Present value of funded obligation
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation				(3,538)	(3,537)		(2,846)
Fair value of plan assets				2,970	2,760		2,117
Surplus (deficit) in plan				(568)	(777)		(729)
Present value of unfunded obligations
Disclosure of net defined benefit liability (asset) [line items]
Present value of funded obligation				$ (3,768)	$ (3,207)		$ (2,117)

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.